ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2025
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

NOTE 10 – ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities as of December 31, 2025 and 2024 consisted of the following:

(In Thousands of US Dollars)
Description	2025	2024
Accounts payable	$4,027	$3,869
Accrued liabilities:
Payroll related liabilities	22	23
Other accrued liabilities	5	5
Accounts payable and accrued liabilities	$4,054	$3,897
Accounts payable to related parties (Note 22)	55	27
Accrued interest payable to related party (Note 9)	659	219
Total	$4,768	$4,143

Accounts payable to related parties of $54,743 (2024: $27,368) comprise amounts owed to Dr. Paul Averback of $8,368 (2024: $8,368), Mr. Patrick Doody of $36,375 (2024: $9,000) and Dr. David Morse of $10,000 (2024: $10,000) for expense reimbursements and fees, and are described further in Note 22. Accrued interest payable to a related party of $659,249 (2024: $218,775) is interest accrued on the convertible loan from Mr. James G. Robinson described in Note 9. Both are presented as separate lines on the consolidated statements of financial position.